Tingo Mobile Limited Transaction	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Tingo Mobile Limited Transaction [Abstract]
TINGO MOBILE LIMITED TRANSACTION

NOTE 3 — TINGO MOBILE LIMITED TRANSACTION

Tingo Mobile, Purchase Price Allocation

The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed and resulting goodwill. During the measurement period, which is up to one year from the acquisition date, we may adjust provisional amounts that were recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date.

In addition, the following table summarizes the allocation of the preliminary purchase price as of the acquisition date:

Total Merger consideration (1)	$1,215,241
Total purchase consideration	$1,215,241
Less:
Net working capital	$170,327
Property and equipment	760,661
Intangible – farmer cooperative	24,893
Intangible – trade names and trade marks	54,576
Intangible – software	90,030
Deferred tax liability (2)	(50,849)
$1,049,638
Goodwill (3)	$165,603

(1)	The $1,215,241 value of the Merger Consideration transferred was determined in accordance with ASC 820 and ASC 805. ASC 820 requires that fair value to maximize objective evidence and be determined using assumptions that a market participant would use, and when level 1 inputs exist, it should be used unless determined to be not representative. That would have meant using the unadjusted TINGO GROUP quoted price at the time of completion of the Transaction. The Company is of the opinion however, that the market value per share price as quoted on Nasdaq is not representative of the fair value and should not be used to determine the merger consideration. Using market value per share of TINGO GROUP would have led to a significant bargain purchase gain and an internal rate of return that was not reasonable as well as other valuation anomalies that it created. Hence, and in accordance with ASC 805-30-30-5, the Company reassessed the determination of the consideration transferred and determined that using Tingo, Inc. quoted price traded at the OTC Tingo Closing is more appropriate in determining the consideration fair value.

(2)	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 30%.

(3)	The goodwill is not deductible for tax purposes.

NOTE 13 — TINGO MOBILE LIMITED TRANSACTION

On May 10, 2022, TMNA entered into the Tingo Merger Agreement with MICT Merger Sub, Inc., a Nevada corporation and a wholly owned subsidiary of TINGO GROUP (“Merger Sub”), and TINGO GROUP, Inc., a Delaware corporation (“TINGO GROUP”).

On June 15, 2022, TMNA, Merger Sub and TINGO GROUP entered into an Amended and Restated Agreement and Plan of Merger, following the completion of extensive due diligence by TINGO GROUP and its advisors.

Following the execution of the Amended and Restated Merger Agreement, TINGO GROUP and TMNA explored ways in which the combination of Tingo’s core businesses and TINGO GROUP could be accomplished with the greatest speed and efficiency and on a tax-free basis. Based upon advice from each of the companies’ advisors, the parties negotiated a Second Amended and Restated Merger Agreement, which determined the Merger to be a multi-phase forward-triangular Merger. On October 6, 2022, TINGO GROUP and TMNA, as well as individual representatives of each company’s shareholders, executed the Tingo Merger Agreement

On November 9, 2022, TMNA filed a Definitive Information Statement with the U.S. Securities and Exchange Commission to complete the Tingo Merger.

Pursuant to the Tingo Merger Agreement, TMNA transferred its ownership of Tingo Mobile to Tingo BVI Sub, which was then merged with and into MICT Fintech Limited (“MICT Fintech”), a British Virgin Islands company and a wholly-owned subsidiary of Tingo Group Holdings, LLC, a Delaware limited liability company and a wholly-owned subsidiary of TINGO GROUP (“TGH”)

On December 1, 2022 (the “Tingo Closing”), pursuant to certain joinder agreements, TGH and MICT Fintech were added as parties to the Merger Agreement, and TINGO GROUP completed the merger of Tingo BVI Sub with and into MICT Fintech (the “Tingo Combination”).

Under the terms of the Tingo Merger Agreement, TINGO GROUP issued to TMNA (i) 25,783,675 shares of common stock of TINGO GROUP, representing approximately 19.9% of the number of shares of TINGO GROUP’s common stock issued and outstanding; (ii) 2,604.28 shares of Series A Preferred Stock convertible into 26,042,808 shares of TINGO GROUP common stock equal to approximately 20.1% of the total issued and outstanding TINGO GROUP common stock immediately prior to Tingo Closing; and (iii) 33,687.21 shares of Series B Preferred Stock convertible into 336,872,138 shares of TINGO GROUP common stock equal to approximately 35% of the total issued and outstanding common stock immediately prior to Tingo Closing. The rights of the Series A Preferred Stock and the Series B Preferred Stock are set forth in Certificates of Designation of Preferences, Rights and Limitations that TINGO GROUP filed with the Secretary of State of the State of Delaware on November 30, 2022.

Also, at the Tingo Closing, TINGO GROUP added two individuals appointed by TMNA to TINGO GROUP’s existing board of directors.

Following execution of the Tingo Merger Agreement, TINGO GROUP extended to TMNA a loan in the principal amount of $23,700 with an interest rate of 5% per year (the “Amended Purchaser Loan”), and which amended and restated a previous loan agreement between TINGO GROUP and TMNA dated September 28, 2022, for a principal amount of $3,700.

If all of the transactions contemplated by the Tingo Merger Agreement and related agreements are consummated (including, for the avoidance of doubt, the conversions of the Series A Preferred Stock and Series B Preferred Stock into common stock), which will require further TINGO GROUP stockholder approval and Nasdaq approvals, such transactions would constitute a change of control of TINGO GROUP, as TMNA, would own a majority of the outstanding shares (on an as-converted basis) of TINGO GROUP.

Conversion of Series A Preferred Stock

Subject to stockholder approval, each share of Series A Preferred Stock will be convertible into approximately 10,000 shares of TINGO GROUP Common Stock. If stockholders have not approved the conversion of the Series A Preferred Stock into TINGO GROUP common stock by June 30, 2023 (the “Trigger Date”), then, (i) all issued and outstanding shares of Series A Preferred Stock will be immediately and automatically redeemed by TINGO GROUP, and all accrued and unpaid dividends thereon to the date of redemption extinguished, in consideration of the right to receive an aggregate amount, in respect of all shares of Series A Preferred Stock, of $1.00 in cash, and (ii) TINGO GROUP shall, within ten (10) business days following the Trigger Event, cause TINGO GROUP to issue to TMNA the amount of membership interests of TGH as needed to cause TMNA to own 27% of the total issued and outstanding membership interests of TGH, subject to the terms of the Series A Preferred Stock Certificate of Designations.

Conversion of Series B Preferred Stock

Upon approval by Nasdaq of the change of control of TINGO GROUP and upon the approval of TINGO GROUP’s stockholders, each share of Series B Preferred Stock issued by TINGO GROUP to TMNA shall automatically convert into 10,000 shares of TINGO GROUP common stock in accordance with the terms of its certificate of designation. If such shareholder or Nasdaq approval is not obtained by June 30, 2023, TMNA shall have the right to (i) cause the Series B Redemption to take place within 90 days; and (ii) cause TINGO GROUP to redeem all of the Series B Preferred Stock in exchange for (x) $666,666,667 or (y) an amount of common stock of TGH equivalent in value to $666,666,667 (reduced from the aggregate value of the Series B Preferred Stock at issuance, which is $1,000,000,000). As the Series B Preferred Stock redemption is contingent upon the approval of shareholders or Nasdaq approval, they are presented outside of Stockholders’ Equity in a total amount of approximately $553 million which reflect their fair value proportion from the consideration.

The Series B Preferred Stock shall have no voting rights, however, the Series B Preferred Stock are entitled to receive dividends and conversion rights. The dividend rate on Series B Preferred Stock shall be the sum of (i) 4% of the Stated Value (as defined in the Series B Certificate of Designation) per share per annum plus (ii) if a dividend was declared and paid on the outstanding shares of Common Stock, an amount equal to the amount each share of Series B Preferred Stock would have received if it had been converted into Common Stock prior to the payment of the dividend, as declared by the Board of Directors. Regarding the conversion rights, upon the occurrence of the Conversion Date as defined within the Series B Certificate of Designation, each outstanding share of Preferred Stock shall be automatically converted into 10,000 shares of Common Stock, which in the aggregate shall be equal to 35.0% of Common Stock outstanding immediately prior to the Tingo Closing.

In accordance with ASC 805, Business Combinations, at Tingo Closing, the Tingo Merger was accounted as business combinations under which, TINGO GROUP was the acquirer and Tingo BVI Sub and its subsidiaries will be treated as the “acquired” company for financial reporting purposes. Under the acquisition accounting method, the total estimated purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their fair values. The excess of the purchase price over the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed has been recorded as goodwill. Management’s estimate of the fair values of the acquired intangible assets as of December 1, 2022 is preliminary and subject to change and is based on established and accepted valuation techniques performed with the assistance of third-party valuation specialists. Additional information, which existed as of the acquisition date but is yet unknown to the Company may become known to the Company during the remainder of the measurement period, which will not exceed twelve months from the acquisition date. Changes to amounts will be recorded as adjustments to the provisional amounts recognized as of the acquisition date and may result in a corresponding adjustment to goodwill in the period in which new information becomes available. The goodwill that arose from the acquisition consists of synergies expected from integrating Tingo Mobile into the Company’s operations and customer base.

Tingo Mobile, Purchase Price Allocation

Purchased identifiable intangible assets are amortized on a straight-line basis over their respective useful lives. The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed and resulting goodwill. In addition, the following table summarizes the allocation of the preliminary purchase price as of the acquisition date:

Total Merger consideration (1)	$1,215,241
Total purchase consideration	$1,215,241
Less:
Net working capital	$170,327
Property and equipment	844,764
Intangible – farmer cooperative	24,811
Intangible – trade names and trade marks	54,576
Intangible – software	90,172
Deferred tax liability (2)	(50,868)
$1,133,782
Goodwill (3)	$81,459

(1)

The $1,215,241 value of the Merger Consideration transferred was determined in accordance with ASC 820 and ASC 805. ASC 820 requires that fair value to maximize objective evidence and be determined using assumptions that a market participant would use, and when level 1 inputs exist, it should be used unless determined to be not representative. That would have meant using the unadjusted TINGO GROUP quoted price at the time of completion of the Transaction. The Company is of the opinion however, that the market value per share price as quoted on Nasdaq is not representative of the fair value and should not be used to determine the merger consideration. Using market value per share of TINGO GROUP would have led to a significant bargain purchase gain and an internal rate of return that was not reasonable as well as other valuation anomalies that it created. Hence, and in accordance with ASC 805-30-30-5, the Company reassessed the determination of the consideration transferred and determined that using Tingo, Inc. quoted price traded at the OTC Tingo Closing is more appropriate in determining the consideration fair value.

(2)	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 30%.
(3)	The goodwill is not deductible for tax purposes.

During the measurement period, which is up to one year from the acquisition date, we may adjust provisional amounts that were recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date.